Subsequent events	12 Months Ended
Dec. 31, 2020
Events After Reporting Period [Abstract]
Subsequent events	Subsequent events
Subsequent to December 31, 2020, the Revolving Facility was extended to March 2026. The Revolving Facility remained undrawn as of February 23, 2021.
On February 23, 2021, the Alcon Board of Directors approved the proposal to submit the 2020 financial statements of Alcon Inc. and these Consolidated Financial Statements for approval at the Annual General Meeting on April 28, 2021. Additionally on February 23, 2021, the Board proposed a dividend of CHF 0.10 per share to be approved at the same Annual General Meeting. If approved by the shareholders, the total dividend payments would amount to a maximum of approximately $56 million using the CHF/USD exchange rate as of February 19, 2021.
The Board of Directors has evaluated subsequent events as they relate to Alcon for potential recognition or disclosures from January 1, 2021 to the date of the approval of these Consolidated Financial Statements and has determined there are no additional subsequent events to be reported in these Consolidated Financial Statements.